FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding of assets and liabilities derivatives positions (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
Financial Instruments and Risks
Fair value		R$ 3,261,071		R$ 26,954
Debt Hedges
Financial Instruments and Risks
Fair value		(450,678)		(1,768,134)
Debt Hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Notional amount | $	$ 1,265,004		$ 1,863,534
Fair value		(1,262,085)		(2,566,110)
Debt Hedges | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Notional amount | $	3,143,877		3,200,179
Fair value		927,104		1,052,546
Debt Hedges | Swap IPCA to CDI
Financial Instruments and Risks
Notional amount | $	2,130,618		1,741,787
Fair value		245,159		278,945
Operational Hedge
Financial Instruments and Risks
Fair value		3,501,710		1,754,670
Operational Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Notional amount | $	4,815,050		6,866,800
Fair value		3,201,865		1,596,089
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional amount	243,100	243,100	248,100	248,100
Fair value		159,434		(2,474)
Operational Hedge | NDF (Euro x US$)
Financial Instruments and Risks
Notional amount | $	399,328		544,702
Fair value		140,411		161,055
Commodity Hedge
Financial Instruments and Risks
Fair value		210,039		40,418
Commodity Hedge | Swap US-CPI standing wood
Financial Instruments and Risks
Notional amount		130,810		124,960
Fair value		187,618		40,418
Commodity Hedge | Swap VLSFO/Brent
Financial Instruments and Risks
Notional amount | $	128,307
Fair value		22,421
Assets | Debt Hedges
Financial Instruments and Risks
Fair value		1,621,036		2,143,127
Assets | Debt Hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Notional amount		4,623,091		7,081,545
Fair value		368,657		617,835
Assets | Debt Hedges | Swap Pre-Fixed to US$
Financial Instruments and Risks
Notional amount		1,317,226		1,317,226
Fair value				45,329
Assets | Debt Hedges | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Notional amount | $	3,143,877		3,200,000
Fair value		927,104		1,052,546
Assets | Debt Hedges | Swap IPCA to CDI
Financial Instruments and Risks
Notional amount		2,294,552		2,041,327
Fair value		325,275		427,417
Assets | Debt Hedges | Swap IPCA to U.S.$
Financial Instruments and Risks
Notional amount				610,960
Liabilities | Debt Hedges
Financial Instruments and Risks
Fair value		(2,071,714)		(3,911,261)
Liabilities | Debt Hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Notional amount | $	1,265,000		1,863,534
Fair value		(1,630,742)		(3,183,945)
Liabilities | Debt Hedges | Swap Pre-Fixed to US$
Financial Instruments and Risks
Notional amount | $	350,000		350,000
Fair value		(360,856)		(548,934)
Liabilities | Debt Hedges | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Notional amount | $	$ 3,143,877		$ 3,200,000
Liabilities | Debt Hedges | Swap IPCA to CDI
Financial Instruments and Risks
Notional amount		2,130,618		1,741,787
Fair value		R$ (80,116)		(148,472)
Liabilities | Debt Hedges | Swap IPCA to U.S.$
Financial Instruments and Risks
Notional amount				121,003
Fair value				R$ (29,910)